Commitments and contingencies - Summary of undiscounted lease commitments (Details)	Feb. 28, 2026 USD ($)
2026
Commitments
Undiscounted lease commitments	$ 50,000
2027
Commitments
Undiscounted lease commitments	121,000
2028
Commitments
Undiscounted lease commitments	123,420
2029 and thereafter
Commitments
Undiscounted lease commitments	$ 330,060